INVESTMENTS IN AFFILIATES (Tables)	9 Months Ended
Sep. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments	Equity in net loss of affiliates on the consolidated statements of operations for the three and nine months ended September 30, 2021 and 2020, is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Equity in net loss of affiliates	$(1,359)	$—	$(3,279)	$—
Equity in net loss of affiliates on the consolidated statements of operations for the three and nine months ended September 30, 2021 and 2020, is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Equity in net earnings of affiliate	$212	$—	$212	$—

Schedule of Fair Value, Assets and Liabilities Measured on a Non-recurring Basis
The Company’s interest in WVR is accounted for under the equity method and is included in investment in affiliates on the consolidated balance sheets. As of the WVR Closing Date, the fair value of the Company’s investment in WVR was approximately $57.4 million, which consists of the Company’s cash, common stock consideration, and the Put Right. The common stock consideration subject to the Put Right was originally classified as temporary
equity on the consolidated balance sheets for $13.2 million which includes the fair value of the embedded Put Right of $3.2 million. Subsequently, the Put Right was removed and replaced with the Price Differential. See Note 2,
Summary of Significant Accounting Policies
, for further details. Refer below for a reconciliation of the fair value of the Company’s investment in WVR:

Investment in WVR
Common stock issued for investment in affiliates including common stock subject to Put Right	$29,139
Cash consideration for investment in affiliates	25,000

Fair value of cash and common stock consideration for WVR	54,139
Fair value of embedded Put Right	3,237

Total investment in affiliates	$57,376